COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions			12 Months Ended
	May 11, 2019	May 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 28, 2017
Acquisition of Energy Labs, Inc
COMMITMENTS AND CONTINGENCIES
Contingent consideration, range of outcomes, low					$ 0.0
Contingent consideration, range of outcomes, high					$ 34.5
Contingent consideration			$ 12.8	$ 34.5
Contingent consideration receivable			2.8	$ 2.8
Estimate of possible loss			31.7
Case with Bladeroom Group Limited and Liebert Corporation
COMMITMENTS AND CONTINGENCIES
Damages sought value		$ 30.0
Damages awarded value	$ 30.0
Litigation expense	$ 30.0
Third-party insurance appeal amount			96.8
Loss contingencies, accrued expenses			92.9
Offsetting indemnification receivable			$ 92.9